Leases (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Supplemental Information Related to the Operating Leases
Supplemental information related to the operating leases is as follows (
in thousands
):

December 31, 2022
Assets
Operating lease right-of-use assets	$1,143
Liabilities
Lease liabilities (short-term)	903
Lease liabilities (long-term)	246

Total operating lease liabilities	$1,149

Summary of Future Minimum Payments Under Noncancelable Aircraft and Non-Aircraft Operating Lease Agreements
Future minimum payments under noncancelable aircraft and
non-aircraft
operating lease agreements under ASC 840 as of December 31, 2021 are as follows (
in thousands
):

Amount
2022	$1,578
2023	940
2024	229
2025	19
2026	—

Total	$2,766

Southern Airways Corporation
Summary of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to leases is as follows
(in thousands)
:

Operating Leases	Classification	As of December 31, 2022
Assets
Right-of-use assets	Operating lease right-of-use assets	$15,149
Liabilities
Current lease liabilities	Operating lease liabilities	3,302
Current lease liabilities	Current portion due to related parties	1,772
Non-current lease liabilities	Long-term operating lease liabilities	8,452
Non-current lease liabilities	Due to related parties, net of current portion	2,606

Total lease liabilities		16,132

Summary of Operating Leases Term and Discount Rate	Lease term and discount rate were as follows:

As of December 31, 2022
Weighted average remaining lease term	3.4 years
Weighted average discount rate	8.45%

Summary of Components of Lease Cost
The components of lease cost are as follows
(in thousands)
:

Lease Cost	Classification	Year ended December 31, 2022
Operating lease cost — aircraft	Aircraft rent	$4,483
Operating lease cost — non-aircraft	Airport-related and other operating expenses	380
Short-term lease cost	Airport-related and other operating expenses	2,416
Variable lease cost	Aircraft rent	922
Engine reserves	Aircraft rent	2,727

Total lease cost		$10,928

Summary of Supplemental Cash Flow Information Related to Operating Leases
Supplemental disclosures of cash flow and other information related to leases are as follows
(in thousands)
:

Year ended December 31, 2022
Cash paid for operating lease liabilities	$5,217
Non-cash transactions — operating lease assets obtained in exchange for operating lease liabilities	8,968

Summary of Maturity of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows as of December 31, 2022
(in thousands)
:

Amount
2023	$6,197
2024	5,265
2025	3,809
2026	2,351
2027	936
Thereafter	—

Total lease payment, undiscounted	18,558
Less: imputed interest	2,426

Total	$16,132

Maturities of operating lease liabilities were as follows as of December 31, 2021 under ASC 840
(in thousands)
:

Amount
2022	$4,586
2023	4,374
2024	2,889
2025	1,239
2026	465

Total	$13,553

Summary of Supplemental Balance Sheet Information Related to Financing Leases
Supplemental balance sheet information related to leases is as follows
(in thousands)
:

As of December 31, 2022
Assets
Finance lease right-of-use assets	$1,546
Liabilities
Finance lease liabilities	134
Long-term finance lease liabilities	1,838

Total finance lease liabilities	$1,972

Summary of Financing Leases Term and Discount Rate	Lease term and discount rate are as follows:

As of December 31, 2022
Weighted average remaining lease term	3.1 years
Weighted average discount rate	9.71%

Summary of Supplemental Cash Flow Information Related to Financing Leases	Supplemental disclosures of cash flow and other information related to leases are as follows (in thousands) :

Year Ended December 31, 2022
Cash paid for finance lease liabilities	323

Summary of Maturities of Finance and Capital Lease Liabilities
Maturities of finance lease liabilities are as follows as of December 31, 2022
(in thousands)
:

Amount
2023	$323
2024	323
2025	312
2026	1,526
2027	—

Total lease payment, undiscounted	2,484
Less: imputed interest	512

Total	$1,972

Maturities of capital lease liabilities were as follows as of December 31, 2021 under ASC 840
(in thousands)
:

Amount
2022	$323
2023	323
2024	323
2025	312
Thereafter	1,526

Total lease payment, undiscounted	$2,807
Less: imputed interest	704

Total	$2,103